Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ 4,085	$ 4,082	$ (1,160)
Losses reclassified from other comprehensive loss to financial expenses	395	875
Foreign Exchange Contract | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	55,000	64,000
Fair value of outstanding put and call option forward contracts, asset	971	60
Fair value of outstanding put and call option forward contracts, liability	$ 87	$ 1,444